UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Noble Partners, L.P.
Address:  265 Franklin St
          21st Floor
          Boston MA 02110

13 File Number: 028-11605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      George L. Noble
Title:     President, Peak Asset Mgt. Inc., General Partner, Noble Partners, LP
Phone:     617-646-6540
Signature, Place and Date of Signing:

    George L. Noble Boston MA 02110 January 31, 2007

    ________________________________________________
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    113855

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACERGY S.A. SPONS ADR          ADRS STOCKS      00443E104     2767   145000 SH       SOLE                 145000        0        0
D AMERICA MOVIL SAB DE CV        ADRS STOCKS      02364W105     6797   150300 SH       SOLE                 150300        0        0
D AMR CORP  COM STK              COM              001765106     6717   222200 SH       SOLE                 222200        0        0
D APEX SILVER MINES LTD COM STK  COM              G04074103     1589   100000 SH       SOLE                 100000        0        0
D ARIES MARITIME TRANSPORT LTD C COM              G0474B105      295    32200 SH       SOLE                  32200        0        0
D ASHFORD HOSPITALITY TRUST INC  COM              044103109      623    50000 SH       SOLE                  50000        0        0
D AURORA OIL & GAS COR P COM STK COM              052036100      287    89500 SH       SOLE                  89500        0        0
D BIOSPHERE MED INC  COM STK     COM              09066V103      334    50000 SH       SOLE                  50000        0        0
D CIA VALE DO RIO DOCE  ADR      ADRS STOCKS      204412209     5948   200000 SH       SOLE                 200000        0        0
D COMPANIA DE MINAS BUENAVENTURA ADRS STOCKS      204448104      561    20000 SH       SOLE                  20000        0        0
D ENSCO INTERNATIONAL INC COM ST COM              26874Q100     2002    40000 SH       SOLE                  40000        0        0
D GAMMON LAKE RES                COM              364915108     5858   359626 SH       SOLE                 359626        0        0
D GOLDCORP INC NEW CAD  NPV CL A COM              380956409     4266   150000 SH       SOLE                 150000        0        0
D GREY WOLF INC  COM STK         COM              397888108      137    20000 SH       SOLE                  20000        0        0
D LUNDIN MINING CORP             COM              550372106      556    15041 SH       SOLE                  15041        0        0
D MAGAL SECURITIES SYSTEMS LTD   COM              M6786D104      850    95000 SH       SOLE                  95000        0        0
D MOBILE TELESYSTEMS SP ADR      ADRS STOCKS      607409109    22084   440000 SH       SOLE                 440000        0        0
D MOUNTAIN PROVINCE DIAMONDS INC COM              62426E402       77    22800 SH       SOLE                  22800        0        0
D PAN AMERICAN SILVER CORP CAN C COM              697900108     1259    50000 SH       SOLE                  50000        0        0
D PETROLEO BRASIL ADR            ADRS STOCKS      71654V408    10299   100000 SH       SOLE                 100000        0        0
D PRIDE INTL INC  COM STK        COM              74153Q102     3019   100600 SH       SOLE                 100600        0        0
D RANGE RES CORP  COM STK        COM              75281A109     4119   150000 SH       SOLE                 150000        0        0
D RETAIL VENTURES HOLDINGS INC   COM              76128Y102      762    40000 SH       SOLE                  40000        0        0
D SEPRACOR INC  COM STK          COM              817315104     4926    80000 SH       SOLE                  80000        0        0
D STEIN MART INC  COM STK        COM              858375108      663    50000 SH       SOLE                  50000        0        0
D TERRA INDUSTRIES INC           COM              880915103     1617   135000 SH       SOLE                 135000        0        0
D UAL CORP  COM STK              COM              902549807     6059   137700 SH       SOLE                 137700        0        0
D US AIRWAYS GROUP               COM              90341W108     6457   119900 SH       SOLE                 119900        0        0
D USG CORP  COM STK              COM              903293405    10960   200000 SH       SOLE                 200000        0        0
D ZOLTEK COS INC  COM STK        COM              98975W104     1967   100000 SH       SOLE                 100000        0        0
S REPORT SUMMARY                 30 DATA RECORDS              113855        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED